Average Annual Total Returns - Class K - BlackRock Advantage Small Cap Core Fund - Class K Shares	Sep. 28, 2020
Average Annual Return:
1 Year	32.26%
5 Years	10.13%
Since Inception	11.66%
Inception Date	Mar. 14, 2013
After Taxes on Distributions
Average Annual Return:
1 Year	31.95%
5 Years	9.14%
Since Inception	9.95%
Inception Date	Mar. 14, 2013
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	19.29%
5 Years	7.67%
Since Inception	8.62%
Inception Date	Mar. 14, 2013